CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Variable Trust (1933 Act File No. 333-192838; 1940 Act File No. 811-22910) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Class I and Class II of Legg Mason BW Absolute Return Opportunities VIT, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement (“Post-Effective Amendment No. 2”), and (b) that Post-Effective Amendment No. 2 was filed electronically.

Dated as of: May 1, 2015	By:	/s/ Rosemary D. Emmens
Name: Rosemary D. Emmens
Title: Assistant Secretary